Segment Information (Details) - Schedule of Group’s Gross Written Premiums Based on the Location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	$ 688,678	$ 581,983	$ 537,236
Africa [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	33,312	32,700	27,325
Asia [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	71,685	54,697	54,962
Australasia [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	20,286	19,478	23,095
Caribbean Islands [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	27,904	30,446	29,781
Central America [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	26,740	25,338	27,735
Europe [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	83,614	51,746	48,034
Middle East [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	62,708	58,906	52,745
North America [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	89,610	61,661	32,272
South America [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	21,671	20,706	20,401
UNITED KINGDOM
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	195,504	190,019	194,075
Worldwide [Member]
Schedule of Group’s Gross Written Premiums Based on the Location [Line Items]
Total	$ 55,644	$ 36,286	$ 26,811